Interests in Other Entities - Summary of Group's Subsidiaries Non-controlling Interests (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Subsidiaries noncontrolling interests [line items]
Non controlling interests	S/ 401,571	S/ 465,748
Viva GyM S.A. and subsidiaries [member]
Disclosure of Subsidiaries noncontrolling interests [line items]
Non controlling interests	168,612	225,921
GyM SA and subsidiaries [member]
Disclosure of Subsidiaries noncontrolling interests [line items]
Non controlling interests	67,639	103,170
Norvial S.A. [member]
Disclosure of Subsidiaries noncontrolling interests [line items]
Non controlling interests	65,918	68,419
CAM Holding S A [member]
Disclosure of Subsidiaries noncontrolling interests [line items]
Non controlling interests		(6,417)
GMP S.A. [member]
Disclosure of Subsidiaries noncontrolling interests [line items]
Non controlling interests	23,424	22,263
GyM Ferrovias SA. [member]
Disclosure of Subsidiaries noncontrolling interests [line items]
Non controlling interests	55,986	35,419
Promotora Larcomar S.A. [member]
Disclosure of Subsidiaries noncontrolling interests [line items]
Non controlling interests	13,121	13,395
Others [member]
Disclosure of Subsidiaries noncontrolling interests [line items]
Non controlling interests	S/ 6,871	S/ 3,578